Note 8 Cash Cash Balances At Central Banks And Other Demand Deposits (Details) - EUR (€) € in Millions	Jun. 30, 2024		Dec. 31, 2023		Jun. 30, 2023	Dec. 31, 2022
Cash Cash balances at central banks and other demand deposits [Line Items]
Cash	€ 6,714		€ 7,751		€ 6,951
Cash and bank balances at central banks	29,205	[1]	60,750	[1]	58,888
Other financial assets	9,135		6,916		6,019
Cash and cash equivalents	€ 45,055		€ 75,416		€ 71,858	€ 79,756

[1]	(1) The variation is mainly due to the evolution of the balances held in the Bank of Spain.